Provision for Income Taxes (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision for Income Taxes
Note 11. PROVISION FOR INCOME TAXES

In connection with the closing of the Reverse Merger and Recapitalization, the Company’s tax status changed from an S-corporation to a C-corporation. As a result, the Company is responsible for federal and state income taxes and must record deferred tax assets and liabilities for the tax effects of any temporary differences that exist on the date of the change. When push down accounting does not apply as part of a business combination, U.S. GAAP requires the effect of the change in tax status to be recognized in the financial statements and the effect is included in income (loss) from continuing operations. The Company recorded deferred income tax expense and a corresponding deferred tax liability of $1,098,481 as of and for the year ended December 31, 2019, of which $1,506,362 was recorded at the time of conversion to a C Corporation (see note 1 (k) income taxes).

The provision for income taxes for the six months ending June 30, 2020 and 2019 consists of the following:

	June 30, 2020	June 30, 2019
Current
Federal	$-	$-
State	750	500

Total current	750	500

Deferred
Federal	(320,108)	1,141,389
State	(102,227)	364,973

Total deferred tax (asset) liability	$(422,335)	1,506,362

(Benefit) provision for Income Taxes	$(421,585)	$1,506,862

The Company’s total deferred tax assets and liabilities at June 30, 2020 and December 31, 2019 are as follows:

	June 30, 2020	December 31, 2019
Deferred tax assets (liabilities)
Accruals and reserves	$23,281	$4,157
Net operating loss	776,870	421,940
Total deferred tax assets	800,151	426,097

Property and equipment	(1,476,297)	(1,524,578)
Total deferred tax liabilities	(1,476,297)	(1,524,578)

Net deferred tax asset (liabilities)	$(676,146)	$(1,098,481)

Reconciliation between the effective tax on income from operations and the statutory tax rate is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Income tax (benefit) expense at federal statutory rate	$(232,744)	$49,341	$(353,482)	$153,888
Federal taxes on period Company was a flow through entity	-	(49,341)	-	(153,888)
Permanent differences	11,107	-	23,435	-
Deferred tax expense recorded upon conversion to C corp	-	1,506,362	-	1,506,362
Other adjustments	19,101	-	19,101	-
State and local taxes net of federal benefit	(76,738)	-	(110,639)	500
Total	$(279,274)	$1,506,362	$(421,585)	$1,506,862

12.	PROVISION FOR INCOME TAXES

In connection with the closing of the Reverse Merger and Recapitalization the Company’s tax status changed from a S corporation to a C corporation. As a result, the Company is responsible for Federal and State income taxes and must record deferred tax assets and liabilities for the tax effects of any temporary differences that exist on the date of the change. When push down accounting does not apply as part of a business combination U.S. GAAP requires the effect of the change in tax status to be recognized in the financial statements and the effect is included in income (loss) from continuing operations. The Company recorded income tax expense and a deferred tax liability of $1,104,840 of which $1,506,362 was recorded at the time of conversion to a C Corporation.

The Company’s statements of operations also present pro-forma income tax expense for periods prior to June 20, 2019 with an effective tax rate of 27.7%.

The Merger between Jensyn and Peck Electric Co. and the Company’s recapitalization on June 20, 2019 caused a stock ownership change for purposes of Section 382 of the Internal Revenue Code. The Company recognized tax net operating losses which it expects to fully utilize over time subject to annual limitations as set forth in the Internal Revenue Code.

The provision for income taxes for the year ended December 31, 2019 and 2018 consists of the following:

	2019	2018
Current
Federal	$0	$0
State	6,359	250

Total Current	6,359	250

Deferred
Federal	751,432	0
State	347,049	0

Total Deferred	$1,098,481	0

Provision for Income Taxes	$1,104,840	$250

The Company’s total deferred tax assets and liabilities at December 31, 2019 are as follows:

	2019	2018
Deferred tax assets (liabilities)
Accruals and reserves	$4,157	$0
Net operating loss	421,940	0
Total deferred tax assets	426,097	0

Property and equipment	(1,524,578)	0
Total deferred tax liabilities	(1,524,578)	0

Net deferred tax asset (liabilities)	$(1,098,481)	$0

The Company uses a more-likely-than-not measurement for all tax positions taken or expected to be taken on a tax return in order for those tax positions to be recognized in the financial statements. There were no uncertain tax positions as of December 31, 2019 and 2018. If the Company were to incur interest and penalties related to income taxes, these would be included in the provision for income taxes, there were none for the year ended December 31, 2019 and 2018 respectively. Generally, the three tax years previously filed remain subject to examination by federal and state tax authorities. The Company does not expect a material change in uncertain tax positions to occur within the next 12 months.

Reconciliation between the effective tax on income from operations and the statutory tax rate is as follows:

	2019	2018
Income tax expense at federal statutory rate	$142,179	$221,754
Permanent tax differences	2,049	-
Tax effect of conversion from S corporation	1,134,772	-
Federal taxes on period Company was a flow through entity	(220,005)	(221,702)
State and local taxes net of federal benefit	45,845	198
Income tax expense	$1,104,840	$250

The Company has federal net operating losses of approximately $1,840,000 of which $1,195,000 will expire beginning in 2034, $645,000 of the net operating losses do not expire. Net operating losses incurred beginning in 2018 are not subject to expiration under the Tax Cuts and Jobs Act, but the annual usage is limited to 80% or pre net operating loss taxable income. We believe that it is more likely than not that the tax benefit of these net operating losses will be fully realized, as such no valuation allowance has been recorded. The deferred tax assets for the net operating losses are presented net with deferred tax liabilities, which primarily consist of book and tax depreciation differences.